Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2022
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES

Note 18 – DISPOSAL OF SUBSIDIARIES

TDH Petfood LLC had no active business operations since its incorporation, and it has been deregistered and dissolved in 2021.

TDH Japan has been deregistered and dissolved in February 2021.

The disposals mentioned above did not constitute a strategic shift that would have a major effect on the Company’s operations or financial results and as such, the disposals were not classified as discontinued operations in the accompanying consolidated financial statements.